24. Benefit plans (Details 5) $ in Thousands	Dec. 31, 2018 ARS ($)
2019
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	$ 32,365
2020
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	6,221
2021
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	6,207
2022
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	6,450
2023
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	2,059
2022 to 2028
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	$ 11,128